Accounts and Other Receivables and Contract Assets - Summary of Detailed Information About Movements In Provision for Impairment Losses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [abstract]
At the beginning of the year	¥ 274,012	¥ 639,501	¥ 630,848
Impairment losses recognized in the consolidated statements of comprehensive income	189,084	629,124	1,140,937
Written off during the year	(367,190)	(1,090,364)	(1,172,660)
Recovery of receivables written off previously	35,271	95,751	40,376
At the end of the year	¥ 131,177	¥ 274,012	¥ 639,501